Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Operating lease liabilities		¥ 342,874	$ 49,712	¥ 553,397
Allowance for credit losses		9,673	1,402	0
Accrued expenses and other current liabilities		3,490	506	4,134
Government subsidies		15,000	2,175	15,000
Tax losses carried forward		2,939,938	426,251	2,700,304
Less: valuation allowances	[1]	(2,963,673)	(429,692)	(2,719,438)
Total deferred tax assets, net		347,302	50,354	553,397
Deferred tax liabilities:
Operating lease right-of-use assets		(342,874)	(49,712)	(553,397)
Accelerated tax depreciation		(4,428)	(642)	0
Total deferred tax liabilities, net		(347,302)	(50,354)	(553,397)
Deferred tax assets/liabilities, net		¥ 0	$ 0	¥ 0

[1]	The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2021 and 2022. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.